Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 149,638	$ 43,141	$ 288,642	$ 283,266	$ 977,768	$ 2,013,762
General and administrative	866,932	447,360	1,464,570	1,003,941	933,742	1,612,685
Compensation Expense	5,110	46,723	18,710	69,123	178,382	582,862
Total operating expenses	1,021,680	537,224	1,771,922	1,356,330	2,134,112	4,214,434
Loss from operations	(1,021,680)	(537,224)	(1,771,922)	(1,356,330)	(2,134,112)	(4,214,434)
Other expenses:
Interest expense	(39,477)	(54,480)	(106,698)	(106,515)	(207,117)	(236,577)
Amortization of IP	(2,188)	(911)	(2,702)	(1,822)	(3,644)
Debt discount amortization					(312,431)	(77,031)
Debt discount amortization and issuance of warrants	(348,637)	(41,425)	(348,637)	(132,759)
Total other income (expenses)	(390,302)	(96,816)	(458,037)	(241,096)	(523,192)	(313,608)
Net loss before provision for income taxes	(1,411,982)	(634,040)	(2,229,959)	(1,597,426)	(2,657,304)	(4,528,042)
Provision for income taxes
NET LOSS	(1,411,982)	(634,040)	(2,229,959)	(1,597,426)	(2,657,304)	(4,528,042)
Net loss attributable to the non-controlling interest	764	11,691	33,658	62,807	193,372	496,297
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	$ (1,411,218)	$ (622,349)	$ (2,196,301)	$ (1,534,619)	$ (2,463,932)	$ (4,031,745)
Loss per Common share, basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.04)
Loss per Common share, diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.04)
Weighted average number of Common shares outstanding, basic	128,804,789	110,840,998	126,224,323	110,840,998	115,139,380	106,252,116
Weighted average number of Common shares outstanding, diluted	128,804,789	110,840,998	126,224,323	110,840,998	115,139,380	106,252,116
Related Party [Member]
Operating expenses:
General and administrative related party					$ 44,220	$ 5,125